Fair Value Disclosures (Assets and Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Derivative Liability, Fair Value, Gross Liability		$ (5,700)	$ (5,100)
Derivative Asset, Fair Value, Gross Asset		42,200	14,800
Cross Currency Swaps | Quoted Prices In Active Markets For Identical Assets (Level I) [Member]
Derivative Asset, Fair Value, Gross Asset		0	0
Cross Currency Swaps | Significant Unobservable Inputs (Level 3) [Member]
Derivative Asset, Fair Value, Gross Asset		0	0
Currency Forward Agreements Member | Quoted Prices In Active Markets For Identical Assets (Level I) [Member]
Derivative Asset, Fair Value, Gross Asset		0	0
Currency Forward Agreements Member | Significant Unobservable Inputs (Level 3) [Member]
Derivative Asset, Fair Value, Gross Asset		0	0
Interest Rate Swap [Member] | Quoted Prices In Active Markets For Identical Assets (Level I) [Member]
Derivative Liability, Fair Value, Gross Liability		0	0
Interest Rate Swap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Derivative Liability, Fair Value, Gross Liability		0
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps
Derivative Asset, Fair Value, Gross Asset	[1]	7,575	4,592
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps | Significant Other Observable Inputs (Level 2) [Member]
Derivative Asset, Fair Value, Gross Asset	[1]	7,575	4,592
Fair Value, Measurements, Recurring [Member] | Currency Forward Agreements Member
Derivative Asset, Fair Value, Gross Asset	[1]	34,587	10,227
Fair Value, Measurements, Recurring [Member] | Currency Forward Agreements Member | Significant Other Observable Inputs (Level 2) [Member]
Derivative Asset, Fair Value, Gross Asset	[1]	34,587	10,227
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Derivative Liability, Fair Value, Gross Liability	[2]	(5,674)	(5,096)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Significant Other Observable Inputs (Level 2) [Member]
Derivative Liability, Fair Value, Gross Liability	[2]	$ (5,674)	(5,096)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Derivative Liability, Fair Value, Gross Liability			$ 0

[1]	Included in "Other assets" in the accompanying consolidated balance sheet.
[2]	Included in "Accounts payable and accrued liabilities" in the accompanying consolidated balance sheet.